2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investment Securities Tables Abstract
Investment securities available for sale

(Dollars in thousands)

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$52,145	516	558	52,103
U.S. Government
sponsored enterprises	35,356	71	793	34,634
State and political subdivisions	105,545	2,089	43	107,591
Trust preferred securities	250	—	—	250
Total	$193,296	2,676	1,394	194,578

(Dollars in thousands)

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$53,124	814	329	53,609
U.S. Government
sponsored enterprises	40,504	140	264	40,380
State and political subdivisions	129,276	4,310	16	133,570
Corporate bonds	1,500	12	—	1,512
Trust preferred securities	250	—	—	250
Total	$224,654	5,276	609	229,321

Current fair value and associated unrealized losses on investments in debt securities with unrealized losses

(Dollars in thousands)

	December 31, 2018
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$6,932	56	17,670	502	24,602	558
U.S. Government
sponsored enterprises	1,784	69	25,172	724	26,956	793
State and political subdivisions	4,815	26	1,578	17	6,393	43
Total	$13,531	151	44,420	1,243	57,951	1,394

(Dollars in thousands)

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$8,701	75	11,259	254	19,960	329
U.S. Government
sponsored enterprises	12,661	98	10,067	166	22,728	264
State and political subdivisions	798	2	1,501	14	2,299	16
Total	$22,160	175	22,827	434	44,987	609

Amortized cost and estimated fair value of investment securities available for sale by contractual maturity
December 31, 2018
(Dollars in thousands)
	Amortized Cost	Estimated Fair Value
Due within one year	$21,379	21,426
Due from one to five years	80,932	82,325
Due from five to ten years	32,271	32,174
Due after ten years	6,569	6,550
Mortgage-backed securities	52,145	52,103
Total	$193,296	194,578

Available for sale securities measured at fair value on a recurring basis
(Dollars in thousands)
	December 31, 2018
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$52,103	—	52,103	—
U.S. Government
sponsored enterprises	$34,634	—	34,634	—
State and political subdivisions	$107,591	—	107,591	—
Trust preferred securities	$250	—	—	250

(Dollars in thousands)
	December 31, 2017
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$53,609	—	53,609	—
U.S. Government
sponsored enterprises	$40,380	—	40,380	—
State and political subdivisions	$133,570	—	133,570	—
Corporate bonds	$1,512	—	1,512	—
Trust preferred securities	$250	—	—	250

Fair value measurements of investment securities available for sale using Level 3 significant unobservable inputs
(Dollars in thousands)
Investment Securities Available for Sale
Level 3 Valuation
Balance, beginning of period	$250
Change in book value	—
Change in gain/(loss) realized and unrealized	—
Purchases/(sales and calls)	—
Transfers in and/or (out) of Level 3	—
Balance, end of period	$250

Change in unrealized gain/(loss) for assets still held in Level 3	$—